COMPASS EMP FUNDS TRUST

Compass EMP Multi-Asset Balanced Fund

Compass EMP Multi-Asset Growth Fund

Compass EMP Alternative Strategies Fund

Incorporated herein by reference is the definitive version of the supplement for the Compass EMP Multi-Asset Balanced Fund, Compass EMP Multi-Asset Growth Fund, and Compass EMP Alternative Strategies Fund filed pursuant to Rule 497 (c) under The Securities Act of 1933, as amended, on November 13, 2014 (SEC Accession No. 0000910472-14-005087).